Other Equity Instruments - Summary of Coupon Details - Junior Perpetual Capital Securities (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of other equity instruments [line items]
Borrowings	€ 8,524	€ 9,307	€ 12,061
Aegon N.V [member]
Disclosure of other equity instruments [line items]
Borrowings	1,218	1,257
Junior perpetual capital securities [member]
Disclosure of other equity instruments [line items]
Borrowings	€ 1,564	1,564		€ 2,808
Junior perpetual capital securities [member] | USD 500 million [member]
Disclosure of other equity instruments [line items]
Coupon rate	6.50%
Borrowings currency	USD
Coupon date, as of	Quarterly, December 15
Year of next call	Called in 2019
Borrowings				424
Junior perpetual capital securities [member] | USD 250 million [member]
Disclosure of other equity instruments [line items]
Coupon rate	floating LIBOR rate
Borrowings currency	USD
Coupon date, as of	Quarterly, December 15
Year of next call	2021
Borrowings	€ 212	212		212
Junior perpetual capital securities [member] | USD 500 million [member]
Disclosure of other equity instruments [line items]
Coupon rate	floating CMS rate
Borrowings currency	USD
Coupon date, as of	Quarterly, July 15
Year of next call	2021
Borrowings	€ 402	402		402
Junior perpetual capital securities [member] | USD 1 billion [member]
Disclosure of other equity instruments [line items]
Coupon rate	6.375%
Borrowings currency	USD
Coupon date, as of	Quarterly, June 15
Year of next call	Called in 2019
Borrowings				821
Junior perpetual capital securities [member] | EUR 950 million [member]
Disclosure of other equity instruments [line items]
Coupon rate	floating DSL rate
Borrowings currency	EUR
Coupon date, as of	Quarterly, July 15
Year of next call	2021
Borrowings	€ 950	950		€ 950
Junior perpetual capital securities [member] | Aegon N.V [member]
Disclosure of other equity instruments [line items]
Borrowings	€ 1,564	1,564
Junior perpetual capital securities [member] | Aegon N.V [member] | USD 250 million [member]
Disclosure of other equity instruments [line items]
Coupon rate	floating LIBOR rate
Coupon date, as of	Quarterly, December 15
Year of next call	2021
Borrowings	€ 212	212
Junior perpetual capital securities [member] | Aegon N.V [member] | USD 500 million [member]
Disclosure of other equity instruments [line items]
Coupon rate	floating CMS rate
Coupon date, as of	Quarterly, July 15
Year of next call	2021
Borrowings	€ 402	402
Junior perpetual capital securities [member] | Aegon N.V [member] | EUR 950 million [member]
Disclosure of other equity instruments [line items]
Coupon rate	floating DSL rate
Coupon date, as of	Quarterly, July 15
Year of next call	2021
Borrowings	€ 950	€ 950